Segment and geographical information	12 Months Ended
Dec. 31, 2011
Segment and geographical information
Segment and geographical information

23    Segment and geographical information

             The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

             Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Year ended as of
	December 31, 2011						December 31, 2010						December 31, 2009
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939
Cost and expenses	(14,466)	(6,350)	(2,753)	(1,467)	(958)	(25,994)	(11,589)	(5,916)	(1,669)	(1,120)	(354)	(20,648)	(7,127)	(5,580)	(158)	(812)	(502)	(14,179)
Research and development	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)	(235)	(207)	(46)	(57)	(436)	(981)
Gain on sale of assets	–	1,513	–	–	–	1,513	–	–	–	–	–	–	–	–	–	–	–	–
Depreciation, depletion and amortization	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)	(1,205)	(1,322)	(29)	(126)	(40)	(2,722)

Operating income	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695	6,638	(430)	180	109	(440)	6,057
Financial result	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)	625	369	–	24	8	1,026
Discontinued operations, net of tax	–	–	–	–	–	–	–	(143)	–	–	–	(143)	–	–	–	–	–	–
Gain (loss) on sale of investments	–	–	–	–	–	–	–	–	–	–	–	–	87	(108)	–	–	61	40
change in provision for losses on equity investments	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987	328	(28)	–	143	(10)	433
Income taxes	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)	(2,613)	525	–	(11)	(1)	(2,100)
Noncontrolling interests	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)	17	(121)	–	–	(3)	(107)

Net income attributable to the Company's stockholders	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264	5,082	207	180	265	(385)	5,349

Sales classified by geographic destination:
Foreign market
America, except United States	1,168	1,380	44	–	21	2,613	792	1,170	32	12	4	2,010	296	942	–	3	11	1,252
United States	98	1,571	1	–	2	1,672	73	740	–	–	15	828	15	744	–	–	73	832
Europe	8,766	2,456	153	–	62	11,437	6,797	2,067	4	–	44	8,912	2,184	1,755	–	–	97	4,036
Middle East/Africa/Oceania	1,743	150	1	–	1	1,895	1,562	217	11	–	–	1,790	413	118	–	–	–	531
Japan	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240	1,473	913	–	–	26	2,412
China	18,237	1,235	–	–	99	19,571	14,432	923	–	–	24	15,379	8,171	821	–	–	11	9,003
Asia, other than Japan and China	3,619	1,394	35	–	1	5,049	2,710	1,445	8	–	9	4,172	1,074	1,107	–	–	37	2,218
Brazil	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150	1,579	279	413	1,101	283	3,655

	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939

Results by segment

	Year ended as of December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	35,008	(494)	34,514	(9,066)	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,150	(266)	7,884	(3,261)	4,623	(196)	4,427	2,074	624	997
Manganese	171	(8)	163	(187)	(24)	(15)	(39)	81	137	—
Ferroalloys	561	(48)	513	(407)	106	(54)	52	252	40	—
Coal	1,058	—	1,058	(1,378)	(320)	(164)	(484)	4,081	1,141	239

	44,948	(816)	44,132	(14,299)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products (*)	8,118	—	8,118	(5,558)	2,560	(1,487)	1,073	29,097	2,637	11
Copper (**)	1,126	(23)	1,103	(873)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,371

	9,627	(28)	9,599	(6,735)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(315)	(42)	(45)	(87)	2,137	532	—
Phosphates	2,395	(95)	2,300	(1,760)	540	(297)	243	6,430	316	—
Nitrogen	782	(103)	679	(557)	122	(116)	6	896	180	—
Others fertilizers products	83	(13)	70	—	70	—	70	364	—	—

	3,547	(225)	3,322	(2,632)	690	(458)	232	9,827	1,028	—
Logistics
Railroads	1,265	(222)	1,043	(1,003)	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	98	(50)	48	576	347	—
Ships	—	—	—	—	—	—	—	2,485	308	114

	1,726	(270)	1,456	(1,318)	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(1,285)	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	60,389	(1,399)	58,990	(24,756)	34,234	(4,122)	30,112	88,895	16,075	8,093

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	—
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	—
Coal	770	—	770	(856)	(86)	(83)	(169)	3,020	499	223

	34,478	(701)	33,777	(11,177)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products (*)	4,712	—	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper (**)	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152

	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	—	(29)	(29)	474	355	—
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	—
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	—
Others fertilizers products	17	(5)	12	(11)	1	—	1	146	3	—

	1,845	(106)	1,739	(1,635)	104	(200)	(96)	8,989	843	—
Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	297	36	—
Ships	5	—	5	(13)	(8)	—	(8)	747	747	135

	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	493	(90)	403	(429)	(26)	(19)	(45)	3,995	2,672	2,198

	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2009
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,956)	7,703	(1,044)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	—
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	—
Coal	505	—	505	(549)	(44)	(61)	(105)	1,723	362	243

	15,205	(311)	14,894	(7,051)	7,843	(1,205)	6,638	24,692	3,923	1,400
Base Metals
Nickel and other products (*)	3,947	—	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Copper (**)	682	(19)	663	(470)	193	(71)	122	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143

	6,679	(56)	6,623	(5,731)	892	(1,322)	(430)	32,757	2,165	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	—	—

	413	(17)	396	(187)	209	(29)	180	159	—	—
Logistics
Railroads	838	(137)	701	(524)	177	(97)	80	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	—
Ships	2	—	2	(9)	(7)	—	(7)	1,104	738	125

	1,104	(175)	929	(694)	235	(126)	109	3,590	940	593
Others	538	(69)	469	(869)	(400)	(40)	(440)	6,439	1,068	2,339

	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585